                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2010

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
MARCH 31, 2010

                                                                      (Form N-Q)

                                             (c)2010, USAA. All rights reserved.
48701-0510


================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
March 31, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             LONG POSITIONS (101.3%)

             COMMON STOCKS (20.3%)(a)

             CONSUMER DISCRETIONARY (3.4%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    3,000    Coach, Inc.                                             $      119
                                                                     ----------
             APPAREL RETAIL (0.2%)
    5,700    Ross Stores, Inc.                                              305
                                                                     ----------
             AUTO PARTS & EQUIPMENT (0.4%)
    5,600    Autoliv, Inc.*                                                 288
    8,300    Johnson Controls, Inc.                                         274
                                                                     ----------
                                                                            562
                                                                     ----------
             AUTOMOTIVE RETAIL (0.2%)
    7,100    Advance Auto Parts, Inc.                                       298
                                                                     ----------
             CABLE & SATELLITE (0.3%)
    6,020    Time Warner Cable, Inc.                                        321
    9,300    Virgin Media, Inc.                                             160
                                                                     ----------
                                                                            481
                                                                     ----------
             CONSUMER ELECTRONICS (0.1%)
    4,900    Garmin Ltd.                                                    189
                                                                     ----------
             DISTRIBUTORS (0.2%)
    5,900    Genuine Parts Co.                                              249
                                                                     ----------
             EDUCATION SERVICES (0.2%)
    2,300    Career Education Corp.*                                         73
    4,600    DeVry, Inc.                                                    300
                                                                     ----------
                                                                            373
                                                                     ----------
             GENERAL MERCHANDISE STORES (0.1%)
    3,000    Big Lots, Inc.*                                                109
                                                                     ----------
             HOME IMPROVEMENT RETAIL (0.1%)
    2,800    Sherwin-Williams Co.                                           189
                                                                     ----------
             HOMEFURNISHING RETAIL (0.1%)
    8,500    Williams-Sonoma, Inc.                                          223
                                                                     ----------
             HOUSEHOLD APPLIANCES (0.2%)
    3,400    Whirlpool Corp.                                                297
                                                                     ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    3,200    Jarden Corp.                                                   107
                                                                     ----------
             INTERNET RETAIL (0.2%)
     900     Priceline.com, Inc.*                                           229
                                                                     ----------
             LEISURE PRODUCTS (0.2%)
   13,300    Mattel, Inc.                                                   302
                                                                     ----------

================================================================================

1  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             RESTAURANTS (0.6%)
    6,900    Darden Restaurants, Inc.                                $      307
    3,200    Panera Bread Co. "A"*                                          245
   12,400    Starbucks Corp.                                                301
                                                                     ----------
                                                                            853
                                                                     ----------
             TIRES & RUBBER (0.1%)
   15,000    Goodyear Tire & Rubber Co.*                                    190
                                                                     ----------
             Total Consumer Discretionary                                 5,075
                                                                     ----------
             CONSUMER STAPLES (1.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    4,700    Corn Products International, Inc.                              163
                                                                     ----------
             FOOD RETAIL (0.1%)
    3,600    Safeway, Inc.                                                   89
                                                                     ----------
             HOUSEHOLD PRODUCTS (0.3%)
    3,500    Colgate-Palmolive Co.                                          298
    2,300    Kimberly-Clark Corp.                                           145
                                                                     ----------
                                                                            443
                                                                     ----------
             HYPERMARKETS & SUPER CENTERS (0.1%)
    2,400    BJ's Wholesale Club, Inc.*                                      89
                                                                     ----------
             PACKAGED FOODS & MEAT (0.8%)
   21,400    Del Monte Foods Co.                                            312
    7,000    Hershey Co.                                                    300
   11,900    Sara Lee Corp.                                                 166
    9,200    Smithfield Foods, Inc.*                                        191
   16,300    Tyson Foods, Inc. "A"                                          312
                                                                     ----------
                                                                          1,281
                                                                     ----------
             PERSONAL PRODUCTS (0.3%)
    4,800    Estee Lauder Companies, Inc. "A"                               311
    2,800    Herbalife Ltd.                                                 129
                                                                     ----------
                                                                            440
                                                                     ----------
             SOFT DRINKS (0.0%)
    2,700    Coca-Cola Enterprises, Inc.                                     75
                                                                     ----------
             Total Consumer Staples                                       2,580
                                                                     ----------

             ENERGY (1.4%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
    9,900    Marathon Oil Corp.                                             313
                                                                     ----------
             OIL & GAS DRILLING (0.1%)
    7,900    Rowan Companies, Inc.*                                         230
                                                                     ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
   12,800    Exterran Holdings, Inc.*                                       310
    6,800    Oil States International, Inc.*                                308
                                                                     ----------
                                                                            618
                                                                     ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    4,700    Chesapeake Energy Corp.                                        111
   19,300    Mariner Energy, Inc.*                                          289
    5,500    Newfield Exploration Co.*                                      286
   13,900    Quicksilver Resources, Inc.*                                   196
                                                                     ----------
                                                                            882
                                                                     ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    3,600    Williams Companies, Inc.                                        83
                                                                     ----------
             Total Energy                                                 2,126
                                                                     ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             FINANCIALS (1.5%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    2,200    Franklin Resources, Inc.                                $      244
                                                                     ----------
             CONSUMER FINANCE (0.4%)
    3,600    American Express Co.                                           149
    7,300    Capital One Financial Corp.                                    302
   13,700    Discover Financial Services                                    204
                                                                     ----------
                                                                            655
                                                                     ----------
             DIVERSIFIED BANKS (0.2%)
    8,100    Comerica, Inc.                                                 308
                                                                     ----------
             REAL ESTATE SERVICES (0.1%)
    1,800    Jones Lang LaSalle, Inc.                                       131
                                                                     ----------
             REGIONAL BANKS (0.4%)
   55,800    Huntington Bancshares, Inc.                                    300
    9,200    KeyCorp                                                         71
    2,100    M&T Bank Corp.                                                 167
   10,500    Marshall & Ilsley Corp.                                         84
                                                                     ----------
                                                                            622
                                                                     ----------
             REITs - MORTGAGE (0.1%)
   10,000    Annaly Capital Management, Inc.                                172
                                                                     ----------
             REITs - RESIDENTIAL (0.1%)
    6,000    Apartment Investment & Management Co. "A"                      111
                                                                     ----------
             Total Financials                                             2,243
                                                                     ----------
             HEALTH CARE (2.4%)
             ------------------
             BIOTECHNOLOGY (0.1%)
    4,600    Gilead Sciences, Inc.*                                         209
                                                                     ----------
             HEALTH CARE DISTRIBUTORS (0.6%)
   10,300    AmerisourceBergen Corp.                                        298
    8,600    Cardinal Health, Inc.                                          310
    4,400    McKesson Corp.                                                 289
                                                                     ----------
                                                                            897
                                                                     ----------
             HEALTH CARE EQUIPMENT (0.2%)
    9,000    Hill-Rom Holdings, Inc.                                        245
    5,200    Hologic, Inc.*                                                  96
                                                                     ----------
                                                                            341
                                                                     ----------
             HEALTH CARE FACILITIES (0.4%)
    8,100    Community Health Systems, Inc.*                                299
    6,900    Universal Health Services, Inc. "B"                            242
                                                                     ----------
                                                                            541
                                                                     ----------
             HEALTH CARE SERVICES (0.2%)
    4,600    Medco Health Solutions, Inc.*                                  297
                                                                     ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
    1,900    Millipore Corp.*                                               201
                                                                     ----------
             MANAGED HEALTH CARE (0.6%)
   12,300    Coventry Health Care, Inc.*                                    304
    5,800    Humana, Inc.*                                                  271
    8,600    UnitedHealth Group, Inc.                                       281
                                                                     ----------
                                                                            856
                                                                     ----------
             PHARMACEUTICALS (0.2%)
    9,400    Forest Laboratories, Inc.*                                     295
                                                                     ----------

================================================================================

3  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             Total Health Care                                       $    3,637
                                                                     ----------
             INDUSTRIALS (2.9%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
    3,500    ITT Corp.                                                      188
                                                                     ----------
             AIR FREIGHT & LOGISTICS (0.2%)
    4,800    United Parcel Service, Inc. "B"                                309
                                                                     ----------
             AIRLINES (0.2%)
    4,100    Copa Holdings S.A. "A"                                         249
                                                                     ----------
             BUILDING PRODUCTS (0.1%)
    6,800    Owens Corning, Inc.*                                           173
                                                                     ----------
             COMMERCIAL PRINTING (0.2%)
   14,400    R.R. Donnelley & Sons Co.                                      307
                                                                     ----------
             CONSTRUCTION & ENGINEERING (0.3%)
    3,500    Jacobs Engineering Group, Inc.*                                158
    8,600    Shaw Group, Inc.*                                              296
    1,700    URS Corp.*                                                      84
                                                                     ----------
                                                                            538
                                                                     ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    3,900    Navistar International Corp.*                                  174
    7,600    Oshkosh Corp.*                                                 307
   11,400    Trinity Industries, Inc.                                       228
                                                                     ----------
                                                                            709
                                                                     ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    3,400    Hubbell, Inc. "B"                                              172
    4,100    Rockwell Automation, Inc.                                      231
                                                                     ----------
                                                                            403
                                                                     ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
    3,600    3M Co.                                                         301
    8,000    Carlisle Companies, Inc.                                       305
                                                                     ----------
                                                                            606
                                                                     ----------
             INDUSTRIAL MACHINERY (0.4%)
    4,700    Parker-Hannifin Corp.                                          304
   10,600    Timken Co.                                                     318
                                                                     ----------
                                                                            622
                                                                     ----------
             TRUCKING (0.2%)
    6,300    Ryder System, Inc.                                             244
                                                                     ----------
             Total Industrials                                            4,348
                                                                     ----------

             INFORMATION TECHNOLOGY (3.9%)
             -----------------------------
             APPLICATION SOFTWARE (0.1%)
   16,500    Compuware Corp.*                                               139
                                                                     ----------
             COMMUNICATIONS EQUIPMENT (0.2%)
    3,600    EchoStar Corp. "A"*                                             73
    4,000    Harris Corp.                                                   190
                                                                     ----------
                                                                            263
                                                                     ----------
             COMPUTER HARDWARE (0.3%)
    2,300    International Business Machines Corp.                          295
    7,700    Teradata Corp.*                                                222
                                                                     ----------
                                                                            517
                                                                     ----------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
    6,100    Lexmark International, Inc. "A"*                               220

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    6,600    Western Digital Corp.*                                  $      257
                                                                     ----------
                                                                            477
                                                                     ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    5,600    Computer Sciences Corp.*                                       305
    2,900    DST Systems, Inc.                                              120
    6,100    Global Payments, Inc.                                          278
    4,000    Hewitt Associates, Inc. "A"*                                   159
                                                                     ----------
                                                                            862
                                                                     ----------
             ELECTRONIC COMPONENTS (0.2%)
   28,400    Vishay Intertechnology, Inc.*                                  291
                                                                     ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
   17,200    Jabil Circuit, Inc.                                            279
                                                                     ----------
             IT CONSULTING & OTHER SERVICES (0.3%)
    5,300    Amdocs Ltd.*                                                   160
   15,900    SAIC, Inc.*                                                    281
                                                                     ----------
                                                                            441
                                                                     ----------
             OFFICE ELECTRONICS (0.2%)
   31,500    Xerox Corp.                                                    307
                                                                     ----------
             SEMICONDUCTORS (0.3%)
   16,300    Fairchild Semiconductor International, Inc.*                   174
    7,100    Marvell Technology Group Ltd.*                                 145
   13,300    Micron Technology, Inc.*                                       138
                                                                     ----------
                                                                            457
                                                                     ----------
             SYSTEMS SOFTWARE (0.5%)
    9,700    Microsoft Corp.                                                284
    7,000    Red Hat, Inc.*                                                 205
   17,400    Symantec Corp.*                                                294
                                                                     ----------
                                                                            783
                                                                     ----------
             TECHNOLOGY DISTRIBUTORS (0.7%)
   10,600    Arrow Electronics, Inc.*                                       319
   10,800    Avnet, Inc.*                                                   324
    6,100    Ingram Micro, Inc. "A"*                                        107
    7,300    Tech Data Corp.*                                               306
                                                                     ----------
                                                                          1,056
                                                                     ----------
             Total Information Technology                                 5,872
                                                                     ----------
             MATERIALS (1.5%)
             ----------------
             DIVERSIFIED CHEMICALS (0.5%)
    9,600    Cabot Corp.                                                    292
    3,000    Eastman Chemical Co.                                           191
   23,500    Huntsman Corp.                                                 283
                                                                     ----------
                                                                            766
                                                                     ----------
             DIVERSIFIED METALS & MINING (0.1%)
    1,100    Walter Industries, Inc.                                        102
                                                                     ----------
             PAPER PRODUCTS (0.3%)
   12,200    International Paper Co.                                        300
    9,600    MeadWestvaco Corp.                                             246
                                                                     ----------
                                                                            546
                                                                     ----------
             SPECIALTY CHEMICALS (0.4%)
    6,600    Cytec Industries, Inc.                                         308
    3,300    Lubrizol Corp.                                                 303
                                                                     ----------
                                                                            611
                                                                     ----------

================================================================================

5  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             STEEL (0.2%)
    6,300    Reliance Steel & Aluminum Co.                           $      310
                                                                     ----------
             Total Materials                                              2,335
                                                                     ----------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   47,000    Qwest Communications International, Inc.                       245
    8,400    Verizon Communications, Inc.                                   261
                                                                     ----------
                                                                            506
                                                                     ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   10,700    MetroPCS Communications, Inc.*                                  76
   55,000    Sprint Nextel Corp.*                                           209
    9,000    Telephone & Data Systems, Inc.                                 305
    5,900    U.S. Cellular Corp.*                                           244
                                                                     ----------
                                                                            834
                                                                     ----------
             Total Telecommunication Services                             1,340
                                                                     ----------
             UTILITIES (0.7%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    5,800    Constellation Energy Group, Inc.                               204
   10,700    NRG Energy, Inc.*                                              223
                                                                     ----------
                                                                            427
                                                                     ----------
             MULTI-UTILITIES (0.4%)
    6,600    Integrys Energy Group, Inc.                                    313
    6,600    MDU Resources Group, Inc.                                      142
    7,000    NSTAR                                                          248
                                                                     ----------
                                                                            703
                                                                     ----------
             Total Utilities                                              1,130
                                                                     ----------
             Total Common Stocks (cost: $25,073)                         30,686
                                                                     ----------
             EXCHANGE-TRADED FUNDS (74.0%)
  956,354    SPDR Trust Series 1(b) (cost: $122,725)                    111,884
                                                                     ----------
             HEDGE FUNDS (6.2%)
  517,063    Deutsche iGAP Investment Trust "B" ,
             acquired 8/01/2008; cost: $10,000*(c),(d)                    9,379
                                                                     ----------
             MONEY MARKET INSTRUMENTS (0.8%)
             -------------------------------
             MONEY MARKET FUNDS (0.8%)
1,108,991    State Street Institutional Liquid Reserve Fund,
             0.13%(a),(e) (cost: $1,109)                                  1,109
                                                                     ----------
             Total Long Positions (cost: $158,907)                      153,058
                                                                     ----------
             TOTAL INVESTMENTS (COST: $158,907)                      $  153,058
                                                                     ==========
             SHORT POSITIONS (20.4%)

             COMMON STOCKS (20.4%)

             CONSUMER DISCRETIONARY (3.3%)
             -----------------------------
             APPAREL RETAIL (0.2%)
    6,000    Abercrombie & Fitch Co. "A"                                    274
                                                                     ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             AUTO PARTS & EQUIPMENT (0.2%)
    8,000    BorgWarner, Inc.*                                       $      305
                                                                     ----------
             AUTOMOBILE MANUFACTURERS (0.1%)
    5,900    Thor Industries, Inc.                                          178
                                                                     ----------
             AUTOMOTIVE RETAIL (0.4%)
   12,200    CarMax, Inc.*                                                  306
    7,300    O'Reilly Automotive, Inc.*                                     305
                                                                     ----------
                                                                            611
                                                                     ----------
             CASINOS & GAMING (0.5%)
   10,800    Las Vegas Sands Corp.*                                         229
    7,100    Penn National Gaming, Inc.*                                    197
    6,700    WMS Industries, Inc.*                                          281
                                                                     ----------
                                                                            707
                                                                     ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    8,100    GameStop Corp. "A"*                                            178
                                                                     ----------
             DISTRIBUTORS (0.2%)
   14,700    LKQ Corp.*                                                     298
                                                                     ----------
             EDUCATION SERVICES (0.2%)
    4,800    Apollo Group, Inc. "A"*                                        294
                                                                     ----------
             HOMEBUILDING (0.2%)
    9,600    KB Home                                                        161
    6,900    Lennar Corp. "A"                                               119
                                                                     ----------
                                                                            280
                                                                     ----------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,000    Carnival Corp.                                                  78
                                                                     ----------
             HOUSEWARES & SPECIALTIES (0.1%)
   10,800    Newell Rubbermaid, Inc.                                        164
                                                                     ----------
             MOTORCYCLE MANUFACTURERS (0.2%)
   10,900    Harley-Davidson, Inc.                                          306
                                                                     ----------
             MOVIES & ENTERTAINMENT (0.3%)
    8,500    Liberty Media Corp. - Capital "A"*                             309
    6,600    Walt Disney Co.                                                231
                                                                     ----------
                                                                            540
                                                                     ----------
             PUBLISHING (0.2%)
    6,700    Meredith Corp.                                                 230
    1,800    Morningstar, Inc.*                                              87
                                                                     ----------
                                                                            317
                                                                     ----------
             RESTAURANTS (0.3%)
   14,600    Burger King Holdings, Inc.                                     310
   26,000    Wendy's/Arby's Group, Inc. "A"                                 130
                                                                     ----------
                                                                            440
                                                                     ----------
             Total Consumer Discretionary                                 4,970
                                                                     ----------
             CONSUMER STAPLES (1.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    4,800    Bunge Ltd.                                                     296
                                                                     ----------
             DISTILLERS & VINTNERS (0.2%)
    7,700    Central European Distribution Corp.*                           270
                                                                     ----------
             DRUG RETAIL (0.3%)
    8,300    CVS Caremark Corp.                                             303

================================================================================

7  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    2,400    Walgreen Co.                                            $       89
                                                                     ----------
                                                                            392
                                                                     ----------
             HOUSEHOLD PRODUCTS (0.2%)
    4,800    Energizer Holdings, Inc.*                                      301
                                                                     ----------
             PACKAGED FOODS & MEAT (0.5%)
   11,700    Flowers Foods, Inc.                                            289
    3,300    Green Mountain Coffee Roasters, Inc.*                          320
    5,700    McCormick & Co., Inc.                                          219
                                                                     ----------
                                                                            828
                                                                     ----------
             PERSONAL PRODUCTS (0.2%)
    7,600    Avon Products, Inc.                                            257
                                                                     ----------
             SOFT DRINKS (0.1%)
    5,500    Hansen Natural Corp.*                                          239
                                                                     ----------
             TOBACCO (0.1%)
    7,900    Altria Group, Inc.                                             162
                                                                     ----------
             Total Consumer Staples                                       2,745
                                                                     ----------
             ENERGY (1.6%)
             -------------
             COAL & CONSUMABLE FUELS (0.3%)
    4,400    Alpha Natural Resources, Inc.*                                 219
    9,400    Arch Coal, Inc.                                                215
                                                                     ----------
                                                                            434
                                                                     ----------
             OIL & GAS DRILLING (0.1%)
    4,700    Atwood Oceanics, Inc.*                                         163
                                                                     ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,900    Dresser-Rand Group, Inc.*                                       91
                                                                     ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    8,200    Comstock Resources, Inc.*                                      261
   18,700    Denbury Resources, Inc.*                                       315
    7,300    EXCO Resources, Inc.                                           134
    3,600    Noble Energy, Inc.                                             263
   10,800    Petrohawk Energy Corp.*                                        219
    5,800    Range Resources Corp.                                          272
                                                                     ----------
                                                                          1,464
                                                                     ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    9,200    Sunoco, Inc.                                                   274
                                                                     ----------
             Total Energy                                                 2,426
                                                                     ----------
             FINANCIALS (1.7%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    5,500    Northern Trust Corp.                                           304
                                                                     ----------
             INSURANCE BROKERS (0.2%)
    5,300    Aon Corp.                                                      226
                                                                     ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
   15,000    Charles Schwab Corp.                                           280
                                                                     ----------
             MULTI-LINE INSURANCE (0.1%)
    4,400    Genworth Financial, Inc. "A"*                                   81
                                                                     ----------
             REGIONAL BANKS (0.5%)
    3,400    Bank of Hawaii Corp.                                           153
   21,687    First Horizon National Corp.*                                  305
   18,900    TCF Financial Corp.                                            301
                                                                     ----------
                                                                            759
                                                                     ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REITs - INDUSTRIAL (0.1%)
   16,800    ProLogis                                                $      222
                                                                     ----------
             REITs - RESIDENTIAL (0.1%)
    2,300    AvalonBay Communities, Inc.                                    198
                                                                     ----------
             SPECIALIZED FINANCE (0.1%)
    4,500    Moody's Corp.                                                  134
                                                                     ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
   18,800    People's United Financial, Inc.                                294
                                                                     ----------
             Total Financials                                             2,498
                                                                     ----------
             HEALTH CARE (2.6%)
             ------------------
             BIOTECHNOLOGY (0.8%)
    9,000    Amylin Pharmaceuticals, Inc.*                                  202
    8,500    BioMarin Pharmaceutical, Inc.*                                 199
    8,300    Dendreon Corp.*                                                303
    3,300    United Therapeutics Corp.*                                     183
    7,200    Vertex Pharmaceuticals, Inc.*                                  294
                                                                     ----------
                                                                          1,181
                                                                     ----------
             HEALTH CARE DISTRIBUTORS (0.1%)
    7,100    Patterson Companies, Inc.                                      220
                                                                     ----------
             HEALTH CARE EQUIPMENT (0.2%)
    3,200    St. Jude Medical, Inc.*                                        131
    2,500    Zimmer Holdings, Inc.*                                         148
                                                                     ----------
                                                                            279
                                                                     ----------
             HEALTH CARE FACILITIES (0.2%)
   11,300    VCA Antech, Inc.*                                              317
                                                                     ----------
             HEALTH CARE SUPPLIES (0.2%)
    8,200    DENTSPLY International, Inc.                                   286
                                                                     ----------
             HEALTH CARE TECHNOLOGY (0.2%)
   13,700    Allscripts - Misys Healthcare Solutions, Inc.*                 268
                                                                     ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    5,100    Covance, Inc.*                                                 313
    5,300    Illumina, Inc.*                                                206
    9,700    Pharmaceutical Product Development, Inc.                       231
                                                                     ----------
                                                                            750
                                                                     ----------
             MANAGED HEALTH CARE (0.1%)
    5,800    Health Net, Inc.*                                              144
                                                                     ----------
             PHARMACEUTICALS (0.3%)
    8,200    Merck & Co., Inc.                                              306
    2,600    Watson Pharmaceuticals, Inc.*                                  109
                                                                     ----------
                                                                            415
                                                                     ----------
             Total Health Care                                            3,860
                                                                     ----------
             INDUSTRIALS (2.1%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
   13,300    Spirit AeroSystems Holdings, Inc. "A"*                         311
                                                                     ----------
             AIRLINES (0.1%)
    6,900    Continental Airlines, Inc. "B"*                                152
                                                                     ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    5,900    AGCO Corp.*                                                    212
    7,000    PACCAR, Inc.                                                   303
   14,200    Terex Corp.*                                                   322

================================================================================

9  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    5,500    Wabtec Corp.                                            $      232
                                                                     ----------
                                                                          1,069
                                                                     ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    4,800    AMETEK, Inc.                                                   199
    2,200    Roper Industries, Inc.                                         127
                                                                     ----------
                                                                            326
                                                                     ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    6,700    Waste Connections, Inc.*                                       227
                                                                     ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    4,200    Robert Half International, Inc.                                128
                                                                     ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
    5,800    McDermott International, Inc.*                                 156
                                                                     ----------
             RAILROADS (0.4%)
    5,300    CSX Corp.                                                      270
    4,200    Union Pacific Corp.                                            308
                                                                     ----------
                                                                            578
                                                                     ----------
             RESEARCH & CONSULTING SERVICES (0.1%)
    2,900    FTI Consulting, Inc.*                                          114
                                                                     ----------
             SECURITY & ALARM SERVICES (0.1%)
    7,600    Corrections Corp. of America*                                  151
                                                                     ----------
             Total Industrials                                            3,212
                                                                     ----------
             INFORMATION TECHNOLOGY (4.0%)
             -----------------------------
             APPLICATION SOFTWARE (0.9%)
    8,600    Adobe Systems, Inc.*                                           304
    6,700    ANSYS, Inc.*                                                   289
    9,800    Autodesk, Inc.*                                                288
   34,700    Cadence Design Systems, Inc.*                                  231
   18,000    Nuance Communications, Inc.*                                   300
                                                                     ----------
                                                                          1,412
                                                                     ----------
             COMMUNICATIONS EQUIPMENT (0.4%)
   34,500    Brocade Communications Systems, Inc.*                          197
   26,600    Motorola, Inc.*                                                187
    4,700    QUALCOMM, Inc.                                                 197
                                                                     ----------
                                                                            581
                                                                     ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   12,700    Fidelity National Information Services, Inc.                   298
   13,900    Total System Services, Inc.                                    217
    2,000    Visa, Inc. "A"                                                 182
   17,200    Western Union Co.                                              292
                                                                     ----------
                                                                            989
                                                                     ----------
             ELECTRONIC COMPONENTS (0.2%)
   13,800    Corning, Inc.                                                  279
                                                                     ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    4,200    Itron, Inc.*                                                   305
                                                                     ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
   16,100    Activision Blizzard, Inc.                                      194
   16,200    Electronic Arts, Inc.*                                         302
                                                                     ----------
                                                                            496
                                                                     ----------
             INTERNET SOFTWARE & SERVICES (0.3%)
   18,100    Monster Worldwide, Inc.*                                       301
    3,100    Sohu.com, Inc.*                                                169
                                                                     ----------
                                                                            470
                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  10

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SEMICONDUCTOR EQUIPMENT (0.9%)
   22,700    Applied Materials, Inc.                                 $      306
    7,700    Lam Research Corp.*                                            287
   20,800    MEMC Electronic Materials, Inc.*                               319
   10,100    Novellus Systems, Inc.*                                        253
    5,100    Varian Semiconductor Equipment Associates, Inc.*               169
                                                                     ----------
                                                                          1,334
                                                                     ----------
             SEMICONDUCTORS (0.2%)
    9,100    Linear Technology Corp.                                        257
                                                                     ----------
             Total Information Technology                                 6,123
                                                                     ----------
             MATERIALS (1.7%)
             ----------------
             CONSTRUCTION MATERIALS (0.5%)
    6,600    Eagle Materials, Inc.                                          175
    3,100    Martin Marietta Materials, Inc.                                259
    5,700    Vulcan Materials Co.                                           269
                                                                     ----------
                                                                            703
                                                                     ----------
             DIVERSIFIED METALS & MINING (0.3%)
    2,700    Compass Minerals International, Inc.                           217
    8,400    Southern Copper Corp.                                          266
                                                                     ----------
                                                                            483
                                                                     ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    4,300    Monsanto Co.                                                   307
    5,200    Mosaic Co.                                                     316
                                                                     ----------
                                                                            623
                                                                     ----------
             FOREST PRODUCTS (0.2%)
    6,900    Weyerhaeuser Co.                                               312
                                                                     ----------
             GOLD (0.1%)
    4,500    Royal Gold, Inc.                                               208
                                                                     ----------
             STEEL (0.2%)
    4,800    United States Steel Corp.                                      305
                                                                     ----------
             Total Materials                                              2,634
                                                                     ----------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    8,600    CenturyTel, Inc.                                               305
                                                                     ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    7,300    American Tower Corp. "A"*                                      311
    8,300    Crown Castle International Corp.*                              317
    3,200    Leap Wireless International, Inc.*                              52
    8,800    SBA Communications Corp. "A"*                                  318
                                                                     ----------
                                                                            998
                                                                     ----------
             Total Telecommunication Services                             1,303
                                                                     ----------
             UTILITIES (0.7%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    8,300    Great Plains Energy, Inc.                                      154
    2,500    Weststar Energy, Inc.                                           56
                                                                     ----------
                                                                            210
                                                                     ----------
             GAS UTILITIES (0.2%)
    6,400    EQT Corp.                                                      262
                                                                     ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   10,400    Mirant Corp.*                                                  113

================================================================================

11  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    2,000    Ormat Technologies, Inc.                                $       56
   30,400    RRI Energy, Inc.*                                              112
                                                                     ----------
                                                                            281
                                                                     ----------
             MULTI-UTILITIES (0.1%)
    3,500    Sempra Energy                                                  175
                                                                     ----------
             WATER UTILITIES (0.1%)
    6,800    Aqua America, Inc.                                             120
                                                                     ----------
             Total Utilities                                              1,048
                                                                     ----------
             Total Common Stocks (proceeds: $27,031)                     30,819
                                                                     ----------
             TOTAL SHORT POSITIONS (PROCEEDS: $27,031)               $   30,819
                                                                     ==========

NUMBER OF
CONTRACTS
--------------------------------------------------------------------------------

             PURCHASED OPTIONS (0.2%)
      146    Put - S&P 500 Index expiring May 22, 2010 at 1100              144
      810    Put - S&P 500 Index expiring April 17, 2010 at 1075             91
                                                                     ----------
             TOTAL PURCHASED OPTIONS (COST: $594)                    $      235
                                                                     ==========
             WRITTEN OPTIONS (1.8%)
    (650)    Call - S&P 500 Index expiring April 17, 2010 at 1145        (1,953)
    (306)    Call - S&P 500 Index expiring April 17, 2010 at 1150          (800)
                                                                     ----------
             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $2,080)       $   (2,753)
                                                                     ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  12

================================================================================

($ IN 000s)                                                VALUATION HIERARCHY
                                         -------------------------------------------------------

                                             (LEVEL 1)
                                           QUOTED PRICES      (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                        ASSETS          INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------

LONG POSITIONS:
  COMMON STOCKS                            $      30,686    $        --    $         --     $ 30,686
  EXCHANGE-TRADED FUNDS                          111,884             --              --      111,884
  HEDGE FUNDS                                         --          9,379              --        9,379
  MONEY MARKET INSTRUMENTS                         1,109             --              --        1,109
PURCHASED OPTIONS                                    235             --              --          235
----------------------------------------------------------------------------------------------------
Total                                      $     143,914    $     9,379    $         --     $153,293
----------------------------------------------------------------------------------------------------

                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
LIABILITIES                                 LIABILITIES       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------

SHORT POSITIONS:
  COMMON STOCKS                            $    (30,819)    $        --    $         --    $(30,819)
WRITTEN OPTIONS                                  (2,753)             --              --      (2,753)
----------------------------------------------------------------------------------------------------
Total                                      $    (33,572)    $        --    $         --    $(33,572)
----------------------------------------------------------------------------------------------------

================================================================================

13  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Total
Return Strategy Fund (the Fund), which is classified as nondiversified under the
1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an
affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the
Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the
Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE.
Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S.
market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  14

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO)
composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

15  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the
Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount recorded as a liability. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a
Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  16

================================================================================

E. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities,
ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the
Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

F. SUBSEQUENT EVENTS -- Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

G. As of March 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

================================================================================

17  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

depreciation of investments as of March 31, 2010, were $5,789,000 and
$11,997,000 respectively, resulting in net unrealized depreciation of
$6,208,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $151,143,000 at March
31, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

I. The Fund may rely on certain Securities and Exchange Commission (SEC)
exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the
Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by
Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments. As of March 31, 2010, the
Fund owns approximately 7% of the Class "B" shares of the iGAP fund and may redeem all or part of its investment upon 10 days' prior written notice. The
Fund does not invest in the iGAP fund for the purpose of exercising management or control.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

SPDR     Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P
         500 Index. SPDRs are traded on securities exchanges.
REIT     Real estate investment trust

SPECIFIC NOTES

(a)  Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.
(b)  At March 31, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(c)  Restricted security that is not registered under the Securities Act of
     1933.
(d)  Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2010, was $9,379,000, which represented
     6.2% of the Fund's net assets.
(e)  Rate represents the money market fund annualized seven-day yield at March
     31, 2010.
*    Non-income-producing security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  18

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.